Schedule of investments
Delaware International Equity Fund	February 29, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.06%Δ
Austria − 1.41%
Mondi	209,959	$ 3,732,965
		3,732,965
Brazil − 3.30%
Banco do Brasil ADR	414,426	4,832,789
MercadoLibre †	2,435	3,884,555
		8,717,344
Canada − 2.85%
Dollarama	97,230	7,521,059
		7,521,059
China − 2.65%
Budweiser Brewing 144A #	1,855,500	2,991,067
China Mengniu Dairy †	1,608,000	4,020,551
		7,011,618
Denmark − 3.87%
Genmab †	15,163	4,212,587
Novo Nordisk Class B	50,469	6,024,267
		10,236,854
France − 15.86%
Airbus	43,973	7,275,736
BNP Paribas	75,848	4,552,401
L'Oreal	22,792	10,887,039
LVMH Moet Hennessy Louis Vuitton	6,196	5,655,310
Thales	36,122	5,357,386
TotalEnergies	79,869	5,090,786
Vinci	23,977	3,072,464
		41,891,122
Germany − 12.09%
Deutsche Telekom	310,196	7,373,046
Heidelberg Materials	34,612	3,360,788
HelloFresh †	194,817	2,704,331
KION Group AG	56,100	2,834,509
SAP	48,276	9,046,604
Siemens	21,181	4,193,181
Siemens Healthineers 144A #	40,292	2,418,184
		31,930,643
Hong Kong − 0.15%
Prudential	39,528	389,463
		389,463
NQ- 034 [0224] 0424 (3502109)    1

Schedule of investments
Delaware International Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
India − 3.06%
Axis Bank GDR	53,316	$ 3,476,203
ICICI Bank ADR	179,445	4,595,587
		8,071,790
Japan − 15.11%
Asahi Group Holdings	244,400	8,372,525
Mitsubishi UFJ Financial Group	690,000	7,088,241
Mitsui Chemicals	124,000	3,438,786
Renesas Electronics	345,200	5,703,769
Seven & i Holdings	618,000	9,210,023
Tokio Marine Holdings	209,100	6,109,203
		39,922,547
Netherlands − 9.02%
Adyen 144A #, †	2,921	4,621,720
ASML Holding	10,117	9,601,052
ING Groep	342,658	4,715,610
Shell	155,548	4,887,198
		23,825,580
Republic of Korea − 0.97%
KB Financial Group	53,733	2,562,754
		2,562,754
Singapore − 0.53%
Sea ADR †	29,095	1,411,690
		1,411,690
Spain − 2.34%
Banco Bilbao Vizcaya Argentaria	620,232	6,186,376
		6,186,376
Switzerland − 5.45%
Alcon	51,911	4,389,075
Nestle	96,559	10,014,830
		14,403,905
Taiwan − 3.11%
Taiwan Semiconductor Manufacturing ADR	63,891	8,220,855
		8,220,855
United Kingdom − 6.97%
AstraZeneca	38,188	4,813,732
HSBC Holdings	333,113	2,592,878
Reckitt Benckiser Group	132,592	8,377,551
2    NQ- 034 [0224] 0424 (3502109)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Tesco	748,221	$ 2,639,002
		18,423,163
United States − 9.32%
Freshworks Class A †	118,132	2,414,618
Haleon	1,889,179	7,925,548
ICON †	6,369	2,042,029
Newmont	80,652	2,386,046
Schlumberger	79,401	3,837,450
Stellantis	229,698	6,008,811
		24,614,502
Total Common Stocks (cost $242,264,666)		259,074,230

Preferred Stock – 0.89%Δ
Germany − 0.89%
Sartorius 0.43% ω	6,215	2,353,809
Total Preferred Stock (cost $1,878,199)		2,353,809

Short-Term Investments – 0.47%
Money Market Mutual Funds – 0.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	310,712	310,712
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	310,713	310,713
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.32%)	310,713	310,713
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	310,713	310,713
Total Short-Term Investments (cost $1,242,851)		1,242,851
Total Value of Securities−99.42% (cost $245,385,716)		262,670,890
Receivables and Other Assets Net of Liabilities — 0.58%		1,522,802
Net Assets Applicable to 19,018,378 Shares Outstanding — 100.00%	$264,193,692
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
NQ- 034 [0224] 0424 (3502109)    3

Schedule of investments
Delaware International Equity Fund   (Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $10,030,971, which represents 3.80% of the Fund’s net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
GDR – Global Depositary Receipt
4    NQ- 034 [0224] 0424 (3502109)